STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Contribution Receivable	Common Class A [Member]	Common Class B [Member]
Beginning Balance at Dec. 31, 2018	$ 24,523	$ 15	$ 60,891	$ (22,383)	$ (14,000)
Beginning Balance, Shares at Dec. 31, 2018		153,052,983
Stock-based compensation	$ 179		179
Stock option exercises, Shares	0
Contributed capital	$ 14,000				14,000
Net income (loss)	112			112
Ending Balance at Dec. 31, 2019	$ 38,814	$ 15	61,070	(22,271)	0	$ 0
Ending balance, Shares at Dec. 31, 2019	153,052,983	153,052,983
Stock-based compensation	$ 50		50
Net income (loss)	4,134	$ 0	0	4,134		$ 0	$ 0
Ending Balance at Mar. 31, 2020	42,998	$ 15	61,120	(18,137)
Ending balance, Shares at Mar. 31, 2020		153,052,983
Beginning Balance at Dec. 31, 2019	$ 38,814	$ 15	61,070	(22,271)	0	$ 0
Beginning Balance, Shares at Dec. 31, 2019	153,052,983	153,052,983
Net income (loss)	$ 18,309
Ending Balance at Jun. 30, 2020	57,409	$ 15	61,356	(3,962)		$ 0	$ 0
Ending balance, Shares at Jun. 30, 2020		153,052,983				0	0
Beginning Balance at Dec. 31, 2019	$ 38,814	$ 15	61,070	(22,271)	0	$ 0
Beginning Balance, Shares at Dec. 31, 2019	153,052,983	153,052,983
Stock-based compensation	$ 8,713		8,713
Stock option exercises	$ 392		392
Stock option exercises, Shares	1,391,868	1,391,868
Contributed capital	$ 0
Net income (loss)	49,758			49,758
Ending Balance at Dec. 31, 2020	$ 97,677	$ 15	70,175	27,487	0	$ 0
Ending balance, Shares at Dec. 31, 2020	154,444,851	154,444,851				0	0
Beginning Balance at Mar. 31, 2020	$ 42,998	$ 15	61,120	(18,137)
Beginning Balance, Shares at Mar. 31, 2020		153,052,983
Stock-based compensation	236		236				$ 0
Net income (loss)	14,175	$ 0	0	14,175		$ 0	0
Ending Balance at Jun. 30, 2020	57,409	$ 15	61,356	(3,962)		$ 0	$ 0
Ending balance, Shares at Jun. 30, 2020		153,052,983				0	0
Beginning Balance at Dec. 31, 2020	$ 97,677	$ 15	70,175	27,487	0	$ 0
Beginning Balance, Shares at Dec. 31, 2020	154,444,851	154,444,851				0	0
Stock-based compensation	$ 5,015		5,015
Stock option exercises	123		123
Stock option exercises, Shares		204,309
Net income (loss)	11,440			11,440
Ending Balance at Mar. 31, 2021	114,255	$ 15	75,313	38,927		$ 0	$ 0
Ending balance, Shares at Mar. 31, 2021		154,649,160				0	0
Beginning Balance at Dec. 31, 2020	$ 97,677	$ 15	70,175	27,487	$ 0	$ 0
Beginning Balance, Shares at Dec. 31, 2020	154,444,851	154,444,851				0	0
Net income (loss)	$ (29,106)
Ending Balance at Jun. 30, 2021	$ 203,715	$ 0	205,318	(1,619)		$ 15	$ 1
Ending balance, Shares at Jun. 30, 2021	0	0				147,633,534	13,264,059
Beginning Balance at Mar. 31, 2021	$ 114,255	$ 15	75,313	38,927		$ 0	$ 0
Beginning Balance, Shares at Mar. 31, 2021		154,649,160				0	0
Stock-based compensation	56,012		56,012
Stock option exercises	449		449
Stock option exercises, Shares		350,721				94,810
Net income (loss)	(40,546)			(40,546)
Issuance of Class A Common Stock upon exchange of Common Stock		$ (14)				$ 14
Issuance of Class A Common Stock upon exchange of Common Stock, Shares		(142,851,852)				142,851,852
Issuance of Class B Common Stock upon exchange of Common Stock		$ (1)					$ 1
Issuance of Class B Common Stock upon exchange of Common Stock, Shares		(12,148,029)				0	12,148,029
Issuance of Class A Common Stock upon initial public offering, net of offering costs	95,101		95,100			$ 1
Issuance of Class A Common Stock upon initial public offering, net of offering costs, shares						4,636,364
Issuance of Class A Common Stock upon vesting of Restricted Stock, net of tax withholdings, Shares						1,166,538
Issuance of Class B Common Stock Upon Exchange Of Class A Restricted Stock						(1,116,030)	1,116,030
Restricted Stock Surrendered For Employees Tax Liability	(21,556)		(21,556)
Ending Balance at Jun. 30, 2021	$ 203,715	$ 0	$ 205,318	$ (1,619)		$ 15	$ 1
Ending balance, Shares at Jun. 30, 2021	0	0				147,633,534	13,264,059